Unaudited Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Non-current assets
Goodwill	€ 1,861.9	€ 1,862.9
Intangibles	2,086.1	2,083.1
Property, plant and equipment	415.0	422.4
Other non-current assets	1.4	1.9
Derivative financial instruments	32.6	17.5
Deferred tax assets	103.2	96.4
Total non-current assets	4,500.2	4,484.2
Current assets
Cash and cash equivalents	935.3	826.1
Inventories	295.0	323.2
Trade and other receivables	199.7	206.7
Indemnification assets	17.6	35.4
Short-term investments	25.1	25.0
Derivative financial instruments	13.4	3.9
Total current assets	1,486.1	1,420.3
Total assets	5,986.3	5,904.5
Current liabilities
Trade and other payables	569.5	525.2
Current tax payable	244.2	217.2
Provisions	44.0	40.9
Loans and borrowings	23.5	27.7
Derivative financial instruments	3.9	12.1
Total current liabilities	885.1	823.1
Non-current liabilities
Loans and borrowings	1,840.9	1,847.6
Employee benefits	247.1	237.5
Other non-current liabilities	2.2	2.7
Provisions	6.1	5.9
Derivative financial instruments	32.3	32.8
Deferred tax liabilities	399.5	398.2
Total non-current liabilities	2,528.1	2,524.7
Total liabilities	3,413.2	3,347.8
Net assets	2,573.1	2,556.7
Equity attributable to equity holders
Share capital and capital reserve	2,145.5	2,095.4
Share based compensation reserve	4.6	22.6
Founder Preferred Shares Dividend reserve	245.5	370.1
Translation reserve	85.9	94.8
Cash flow hedging reserve	1.4	(13.2)
Retained earnings/(accumulated deficit reserve)	90.2	(11.8)
Total equity	2,573.1	2,557.9
Non-controlling interests	0.0	(1.2)
Equity	€ 2,573.1	€ 2,556.7